Schedule of cash equivalents (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	May 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at bank held in escrow	$ 1	$ 1	$ 1
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Balance at bank held in escrow				$ 63,275,711	$ 77,239	$ 10,000